Tenant Leases (Details)	Dec. 31, 2014 USD ($)
Operating Leases Future Minimum Payments
Year 2015	$ 7,296,452
Year 2016	6,465,232
Year 2017	6,035,474
Year 2018	4,702,493
Thereafter	5,088,555
Total operating leases, future minimum payments	$ 29,588,206